INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Income (loss) from equity method investments	$ 1,566,533	$ (415,159)	$ (2,931,849)
Losses in Excess of Carrying Amount [Member]
Income (loss) from equity method investments	$ 104,436	$ 824,949	$ 1,972,637